Trade and other receivables - Summary (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Trade and other receivables
Trade receivables (net of allowance)		₨ 3,937,580	₨ 1,928,346
Receivable from other related parties		56,979	19,433
Refund and other receivable (net of allowance)		14,312	22,596
Total	$ 61,571	₨ 4,008,871	₨ 1,970,375